Details of Significant Accounts - Financial liabilities at FV, preferred share liabilities - Narrative (Details) shares in Thousands, $ in Thousands	Oct. 28, 2022 USD ($) item shares	Mar. 03, 2022
Disclosure of financial liabilities [line items]
Exchange ratio		0.17704366
Preference shares
Disclosure of financial liabilities [line items]
Number of forward purchase shares issued and sold (in shares) | shares	242,331
Amount issued for convertible preferred shares | $	$ 105,000
Number of rounds | item	5
Exchange ratio	0.17704366